Statement of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
Jul. 31, 2012
Statement Of Stockholders' Equity [Abstract]
Per share price of ordinary shares sale to initial shareholder on October 5, 2011	$ 0.016
Number of ordinary shares sale on March 26, 2012	4,000,000
Per unit sales price of ordinary shares subject to possible redemption on March 26, 2012	$ 10
Number of ordinary shares subject to possible redemption	3,431,943
Per unit sales price of private placement warrants	$ 0.75
Number of sale of private placement warrants	3,266,667
Number of forfeiture ordinary shares	200,000